Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of income (loss) before income taxes are presented below:

	2015	2014	2013
United States	$(452.1)	$(94.3)	$(61.1)
Foreign	6.5	5.1	3.9
Noncontrolling interests	62.8	62.8	64.2
Income (loss) before income taxes	$(382.8)	$(26.4)	$7.0

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Deferred tax assets:
Net operating and capital loss and tax credit carryforwards	$847.3	$778.1
Postretirement benefits	158.9	201.2
Pension benefits	278.6	258.6
Inventories	139.2	152.6
Other assets	132.8	114.2
Valuation allowance	(1,215.5)	(1,000.4)
Total deferred tax assets	341.3	504.3
Deferred tax liabilities:
Depreciable assets	(248.0)	(322.7)
Other liabilities	(30.6)	(43.6)
Total deferred tax liabilities	(278.6)	(366.3)
Net deferred tax assets	$62.7	$138.0

Summary of Valuation Allowance
Changes in the valuation allowance for the years ended December 31, 2015, 2014 and 2013, are presented below:

	2015	2014	2013
Balance at beginning of year	$1,000.4	$764.1	$873.1
Change in valuation allowance:
Included in income tax expense (benefit)	228.6	36.7	21.9
Change in deferred assets in other comprehensive income	(13.5)	199.6	(130.9)
Balance at end of year	$1,215.5	$1,000.4	$764.1

Schedule of Components of Income Tax Expense (Benefit)
Significant components of income tax expense (benefit) are presented below:

	2015	2014	2013
Current:
Federal	$—	$—	$(3.4)
State	0.2	(1.1)	0.2
Foreign	1.8	2.1	1.9
Deferred:
Federal	68.8	7.7	14.0
State	6.5	0.2	1.2
Amount allocated to other comprehensive income	(13.2)	—	(22.7)
Change in valuation allowance on beginning-of-the-year deferred tax assets	(0.7)	(1.2)	(1.6)
Income tax expense (benefit)	$63.4	$7.7	$(10.4)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax on income (loss) before income taxes computed at the U.S. federal statutory tax rates to actual income tax expense (benefit) is presented below:

	2015	2014	2013
Income tax expense (benefit) at U.S. federal statutory rate	$(134.0)	$(9.2)	$2.4
Income tax expense calculated on noncontrolling interests	(22.0)	(22.0)	(22.5)
State and foreign tax expense, net of federal tax	(0.9)	(3.1)	1.7
Increase in deferred tax asset valuation allowance	228.6	36.7	21.9
Amount allocated to other comprehensive income	(13.2)	—	(22.7)
Change in accrual for uncertain tax positions	0.3	(0.9)	(1.7)
Stock compensation in excess of tax deduction	—	2.0	3.1
Expiration of charitable contribution carryforwards	—	—	2.5
Other permanent differences	4.6	4.2	4.9
Income tax expense (benefit)	$63.4	$7.7	$(10.4)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the change in unrecognized tax benefits for 2015, 2014 and 2013 is presented below:

	2015	2014	2013
Balance at beginning of year	$59.9	$53.8	$54.0
Increases (decreases) for prior year tax positions	(0.3)	(0.2)	(0.8)
Increases (decreases) for current year tax positions	70.7	7.7	0.9
(Decreases) from statute lapses	—	(1.4)	(0.3)
Balance at end of year	$130.3	$59.9	$53.8